Reinsurance - Schedule of Reinsurance Recoverables by A.M. Best Rating (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	$ 3,323.2	$ 3,424.5
A Plus Plus or A Plus
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	2,732.1
A or A Minus
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	67.2
B Plus Plus or B Plus
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	523.5
Not rated
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	0.4
Ceded future policyholder benefits and expense
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	2,103.2
Ceded future policyholder benefits and expense | A Plus Plus or A Plus
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	1,533.0
Ceded future policyholder benefits and expense | A or A Minus
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	65.8
Ceded future policyholder benefits and expense | B Plus Plus or B Plus
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	504.0
Ceded future policyholder benefits and expense | Not rated
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	0.4
Ceded unearned premiums
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	24.4
Ceded unearned premiums | A Plus Plus or A Plus
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	24.1
Ceded unearned premiums | A or A Minus
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	0.2
Ceded unearned premiums | B Plus Plus or B Plus
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	0.1
Ceded unearned premiums | Not rated
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	0.0
Ceded claims and benefits payable
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	1,179.2
Ceded claims and benefits payable | A Plus Plus or A Plus
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	1,158.9
Ceded claims and benefits payable | A or A Minus
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	1.2
Ceded claims and benefits payable | B Plus Plus or B Plus
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	19.1
Ceded claims and benefits payable | Not rated
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	0.0
Ceded paid losses
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	16.4
Ceded paid losses | A Plus Plus or A Plus
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	16.1
Ceded paid losses | A or A Minus
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	0.0
Ceded paid losses | B Plus Plus or B Plus
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	0.3
Ceded paid losses | Not rated
Ceded Credit Risk [Line Items]
Total Reinsurance recoverable	$ 0.0